Pension and severance plans - Foreign plans, weighted-average assumptions(Details 12) - Foreign plans	Mar. 31, 2016	Mar. 31, 2015
Pension and severance plans
Discount rate	3.50%	3.30%
Rate of compensation increase	3.00%	3.50%